Share-Based Compensation (Summary of Stock Option Activity) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding at December 31, 2012, shares	1,814,800
Granted, shares	334,000
Exercised, shares	(50,500)
Forfeited or Expired, shares	(154,200)
Outstanding at December 31, 2013, shares	1,944,100	1,814,800
Exercisable at December 31, 2013, shares	1,342,100
Options expected to vest in the next twelve months, shares	277,300
Outstanding at December 31, 2012, weighted average exercise price	$ 32.99
Granted, weighted average exercise price	$ 35.24
Exercised, weighted average exercise price	$ 13.33
Forfeited or Expired, weighted average exercise price	$ 41.92
Outstanding at December 31, 2013, weighted average exercise price	$ 33.18	$ 32.99
Exercisable at December 31, 2013, weighted average exercise price	$ 32.31
Options expected to vest in the next twelve months, weighted average exercise price	$ 35.99
Outstanding, weighted average remaining contactual term, years	6 years 1 month 6 days	5 years 10 months 24 days
Exercisable at December 31, 2013, weighted average remaining contractual term, years	4 years 10 months 24 days
Options expected to vest in the next twelve months	8 years 3 months 18 days
Outstanding at December 31, 2012, aggregate intrinsic value	$ 9.5
Outstanding at December 31, 2013, aggregate intrinsic value	7.0	9.5
Exercisable at December 31, 2013, aggregate intrinsic value	7.0
Options expected to vest in the next twelve months, aggregate intrinsic value	$ 0